Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Exchange Rates

Translation of amounts from HKD into USD has been made at the following exchange rates:

	March 31, 2026	March 31, 2025	March 31, 2024
Year-end $: HK$ exchange rate	7.84	7.78	7.83
Year average $: HK$ exchange rate	7.80	7.79	7.82
Year-end $: SG$ exchange rate	1.29	N/A	N/A
Year average $: SG$ exchange rate	1.29	N/A	N/A

Schedule of Estimated Useful Lives of The Property and Equipment	The Company typically applies a salvage value of 0%. The estimated useful lives of the property and equipment are as follows:
Leasehold improvements	2 years
IT equipment	2 – 3 years
Furniture & fixtures	3 years

Schedule of Revenue and Cost of Revenue of The Company

The details of revenues and cost of revenues of the Company are as follows:

	Year ended March 31,
	2026	2025	2024
Revenues – Services	1,853,484	3,050,043	4,081,788
Revenues – Services – related parties	52,706	216,347	301,208
Revenues – Product sales	384,429	—	—
Cost of revenues – Services	(1,738,065)	(2,540,218)	(2,821,615)
Cost of revenues – Services – a related party	(27,050)	—	—
Cost of revenues – Product sales – a related party	(275,507)	—	—
Gross profit	$249,997	$726,172	$1,561,381
Gross profit margin	10.9%	22.2%	35.6%